QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

811-22172
Investment Company Act file number

WORLD FUNDS TRUST
(Exact name of registrant as specified in charter)

8730 STONY POINT PARKWAY, SUITE 205, RICHMOND, VA 23235
(Address of principal executive offices) (Zip code)

The Corporation Trust Co., Corporation Trust Center
1209 Orange Street
Wilmington, DE 19801
(Name and address of agent for service)

With copy to:
PractusTM LLP
11300 Tomahawk Creek Parkway, Ste. 310
Leawood, KS 66211

(804) 267-7400
Registrant’s telephone number, including area code:

Date of fiscal year end: 10/31

Date of reporting period: 01/31/2019

ITEM 1. SCHEDULE OF INVESTMENTS

Cboe VEST S&P 500® BUFFER STRATEGY FUND
SCHEDULE OF INVESTMENTS
JANUARY 31, 2019 (unaudited)

	Shares	Fair Value

MONEY MARKET FUND - 0.63%
Federated Treasury Obligations Fund, 2.28%*	307,309	$307,309

EXCHANGE TRADED FUNDS - 39.01%
SPDR S&P 500 ETF Trust	70,100	18,922,093

PURCHASED OPTIONS - 62.38%

	Number
	of	Notional	Exercise	Expiration
Description	Contracts	Amount	Price	Date	Value

CALL OPTIONS - 57.23%
SPDR S&P 500 ETF Trust	142	$3,833,006	$0.01	02/21/19	3,831,733
SPDR S&P 500 ETF Trust	142	$3,833,006	0.01	03/21/19	3,814,043
SPDR S&P 500 ETF Trust	142	$3,833,006	0.01	04/17/19	3,814,038
SPDR S&P 500 ETF Trust	142	$3,833,006	0.01	05/15/19	3,814,036
SPDR S&P 500 ETF Trust	142	$3,833,006	0.01	06/19/19	3,814,035
SPDR S&P 500 ETF Trust	10	$269,930	0.01	08/22/19	267,281
SPDR S&P 500 ETF Trust	23	$620,839	0.01	11/20/19	611,661
SPDR S&P 500 ETF Trust	17	$458,881	0.01	12/18/19	452,097
SPDR S&P 500 ETF Trust	7	$188,951	0.01	01/15/20	185,304
SPDR S&P 500 ETF Trust	142	$3,833,006	0.01	09/17/20	3,722,130
SPDR S&P 500 ETF Trust	142	$3,833,006	0.01	10/22/20	3,706,605

TOTAL CALL OPTIONS PURCHASED					28,032,963

PUT OPTIONS - 5.15%
SPDR S&P 500 ETF Trust	146	$3,940,978	$271.50	02/25/19	62,742
SPDR S&P 500 ETF Trust	146	$3,940,978	270.90	03/25/19	95,991
SPDR S&P 500 ETF Trust	146	$3,940,978	270.50	04/23/19	114,183
SPDR S&P 500 ETF Trust	146	$3,940,978	271.90	05/20/19	138,753
SPDR S&P 500 ETF Trust	146	$3,940,978	276.25	06/24/19	192,165
SPDR S&P 500 ETF Trust	146	$3,940,978	281.10	07/22/19	241,209
SPDR S&P 500 ETF Trust	146	$3,940,978	281.90	08/26/19	258,304
SPDR S&P 500 ETF Trust	146	$3,940,978	291.22	09/18/19	343,737
SPDR S&P 500 ETF Trust	146	$3,940,978	280.35	10/16/19	268,804
SPDR S&P 500 ETF Trust	146	$3,940,978	265.30	11/20/19	189,436
SPDR S&P 500 ETF Trust	146	$3,940,978	251.26	12/18/19	137,198
SPDR S&P 500 ETF Trust	146	$3,940,978	260.98	01/15/20	187,709

TOTAL PUT OPTIONS PURCHASED					2,230,231

TOTAL PURCHASED OPTIONS - 62.38%					30,263,194

TOTAL INVESTMENTS - 102.02%					49,492,596
Liabilities in excess of other assets - (2.02)%					(979,835)

NET ASSETS - 100.00%					$48,512,761

*Effective 7 day yield as of January 31, 2019

OPTIONS WRITTEN - (2.19)%

	Number
	of	Notional	Exercise	Expiration
Description	Contracts	Amount	Price	Date	Value

CALL OPTIONS - (0.44)%
SPDR S&P 500 ETF Trust	146	$(3,940,978)	$309.25	02/20/19	$(3)
SPDR S&P 500 ETF Trust	146	$(3,940,978)	309.00	03/20/19	(162)
SPDR S&P 500 ETF Trust	146	$(3,940,978)	308.25	04/16/19	(933)
SPDR S&P 500 ETF Trust	146	$(3,940,978)	307.75	05/10/19	(2,475)
SPDR S&P 500 ETF Trust	146	$(3,940,978)	309.00	06/17/19	(4,687)
SPDR S&P 500 ETF Trust	146	$(3,940,978)	319.61	07/16/19	(2,765)
SPDR S&P 500 ETF Trust	146	$(3,940,978)	321.00	08/20/19	(4,336)
SPDR S&P 500 ETF Trust	146	$(3,940,978)	334.29	09/18/19	(3,030)
SPDR S&P 500 ETF Trust	146	$(3,940,978)	321.00	10/16/19	(7,763)
SPDR S&P 500 ETF Trust	146	$(3,940,978)	310.40	11/20/19	(24,097)
SPDR S&P 500 ETF Trust	146	$(3,940,978)	295.29	12/18/19	(77,719)
SPDR S&P 500 ETF Trust	146	$(3,940,978)	301.07	01/15/20	(57,410)

TOTAL CALL OPTIONS WRITTEN					(185,380)

PUT OPTIONS - (1.75)%
SPDR S&P 500 ETF Trust	146	$(3,940,978)	$244.35	02/20/19	(2,758)
SPDR S&P 500 ETF Trust	146	$(3,940,978)	243.81	03/20/19	(13,136)
SPDR S&P 500 ETF Trust	146	$(3,940,978)	243.45	04/17/19	(25,117)
SPDR S&P 500 ETF Trust	146	$(3,940,978)	244.71	05/15/19	(39,140)
SPDR S&P 500 ETF Trust	146	$(3,940,978)	248.49	06/19/19	(60,854)
SPDR S&P 500 ETF Trust	146	$(3,940,978)	252.99	07/17/19	(87,087)
SPDR S&P 500 ETF Trust	146	$(3,940,978)	253.71	08/21/19	(103,148)
SPDR S&P 500 ETF Trust	146	$(3,940,978)	262.10	09/17/19	(146,024)
SPDR S&P 500 ETF Trust	146	$(3,940,978)	252.31	10/16/19	(121,597)
SPDR S&P 500 ETF Trust	146	$(3,940,978)	238.77	11/20/19	(89,964)
SPDR S&P 500 ETF Trust	146	$(3,940,978)	226.13	12/18/19	(66,573)
SPDR S&P 500 ETF Trust	146	$(3,940,978)	234.88	01/15/20	(94,896)

TOTAL PUT OPTIONS WRITTEN					(850,294)

TOTAL OPTIONS WRITTEN - (2.19)%					$(1,035,674)

Cboe VEST S&P 500® BUFFER STRATEGY FUND
SCHEDULE OF INVESTMENTS
JANUARY 31, 2019 (unaudited)

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2019:

	Level 1	Level 2	Level 3

		Other	Significant
		Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total

MONEY MARKET FUNDS	$307,309	$-	$-	$307,309
EXCHANGE TRADED FUNDS	18,922,093	-	-	18,922,093
PURCHASED OPTIONS	30,263,194	-	-	30,263,194

TOTAL INVESTMENTS	$49,492,596	$-	$-	$49,492,596

OPTIONS WRITTEN	$(1,035,674)	$-	$-	$(1,035,674)

The Fund held no Level 3 securities at any time during the period. There were no transfers into or out of Levels 1 and 2 during the period ended January 31, 2019.

At January 31, 2019 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $49,215,635 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$1,465,628
Gross unrealized depreciation	(1,188,667)

Net unrealized appreciation	$276,961

Cboe VEST S&P 500® ENHANCED GROWTH STRATEGY FUND
SCHEDULE OF INVESTMENTS
JANUARY 31, 2019 (unaudited)

	Shares	Fair Value

MONEY MARKET FUND - 0.89%
Federated Treasury Obligations Fund, 2.28%*	312,976	$312,976

EXCHANGE TRADED FUNDS - 40.75%
SPDR S&P 500 ETF Trust	53,000	14,306,290

PURCHASED OPTIONS - 60.20%

	Number
	of	Notional	Exercise	Expiration
Description	Contracts	Amount	Price	Date	Value

CALL OPTIONS - 60.20%
SPDR S&P 500 ETF Trust	106	$2,861,258	$271.50	02/20/19	28,954
SPDR S&P 500 ETF Trust	106	$2,861,258	0.01	02/21/19	2,860,308
SPDR S&P 500 ETF Trust	106	$2,861,258	0.01	03/21/19	2,847,102
SPDR S&P 500 ETF Trust	106	$2,861,258	270.90	03/21/19	53,486
SPDR S&P 500 ETF Trust	106	$2,861,258	0.01	04/17/19	2,847,099
SPDR S&P 500 ETF Trust	106	$2,861,258	270.50	04/22/19	79,070
SPDR S&P 500 ETF Trust	106	$2,861,258	0.01	05/15/19	2,847,097
SPDR S&P 500 ETF Trust	106	$2,861,258	271.90	05/16/19	85,982
SPDR S&P 500 ETF Trust	106	$2,861,258	0.01	06/21/19	2,833,175
SPDR S&P 500 ETF Trust	106	$2,861,258	276.25	06/21/19	73,056
SPDR S&P 500 ETF Trust	106	$2,861,258	281.10	07/19/19	64,014
SPDR S&P 500 ETF Trust	106	$2,861,258	281.90	08/23/19	75,673
SPDR S&P 500 ETF Trust	106	$2,861,258	291.22	09/20/19	42,549
SPDR S&P 500 ETF Trust	106	$2,861,258	280.35	10/17/19	97,860
SPDR S&P 500 ETF Trust	106	$2,861,258	265.38	11/20/19	202,784
SPDR S&P 500 ETF Trust	106	$2,861,258	251.26	12/18/19	316,293
SPDR S&P 500 ETF Trust	106	$2,861,258	260.98	01/15/20	244,821
SPDR S&P 500 ETF Trust	106	$2,861,258	0.01	09/18/20	2,766,903
SPDR S&P 500 ETF Trust	106	$2,861,258	0.01	10/23/20	2,766,903

TOTAL CALL OPTIONS PURCHASED					21,133,129

TOTAL PURCHASED OPTIONS - 60.20%					21,133,129

TOTAL INVESTMENTS - 101.84%					35,752,395
Liabilities in excess of other assets - (1.84)%					(646,076)

NET ASSETS - 100.00%					$35,106,319

* Effective 7 day yield as of January 31, 2019

OPTIONS WRITTEN - (1.97)%

	Number
	of	Notional	Exercise	Expiration
Description	Contracts	Amount	Price	Date	Value

CALL OPTIONS - (1.97)%
SPDR S&P 500 ETF Trust	212	$(5,722,516)	$294.00	02/19/19	$(153)
SPDR S&P 500 ETF Trust	212	$(5,722,516)	293.50	03/19/19	(2,396)
SPDR S&P 500 ETF Trust	212	$(5,722,516)	292.67	04/17/19	(9,234)
SPDR S&P 500 ETF Trust	212	$(5,722,516)	293.00	05/13/19	(17,620)
SPDR S&P 500 ETF Trust	212	$(5,722,516)	296.50	06/19/19	(23,552)
SPDR S&P 500 ETF Trust	212	$(5,722,516)	302.46	07/12/19	(15,707)
SPDR S&P 500 ETF Trust	212	$(5,722,516)	303.15	08/20/19	(24,362)
SPDR S&P 500 ETF Trust	212	$(5,722,516)	314.31	09/18/19	(14,315)
SPDR S&P 500 ETF Trust	212	$(5,722,516)	303.00	10/16/19	(43,199)
SPDR S&P 500 ETF Trust	212	$(5,722,516)	291.52	11/20/19	(122,906)
SPDR S&P 500 ETF Trust	212	$(5,722,516)	281.14	12/18/19	(235,098)
SPDR S&P 500 ETF Trust	212	$(5,722,516)	286.95	01/15/20	(183,979)

TOTAL CALL OPTIONS WRITTEN					(692,521)

TOTAL OPTIONS WRITTEN - (1.97)%					$(692,521)

Cboe VEST S&P 500® ENHANCED GROWTH STRATEGY FUND
SCHEDULE OF INVESTMENTS
JANUARY 31, 2019 (unaudited)

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2019:

	Level 1	Level 2	Level 3

		Other	Significant
		Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total

MONEY MARKET FUNDS	$312,976	$-	$-	$312,976
EXCHANGE TRADED FUNDS	14,306,290	-	-	14,306,290
PURCHASED OPTIONS	21,133,129	-	-	21,133,129

TOTAL INVESTMENTS	$35,752,395	$-	$-	$35,752,395

OPTIONS WRITTEN	$(692,521)	$-	$-	$(692,521)

The Fund held no Level 3 securities at any time during the period. There were no transfers into or out of Levels 1 and 2 during the period ended January 31, 2019.

At January 31, 2019 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $35,028,418 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$1,268,805
Gross unrealized depreciation	(544,828)

Net unrealized appreciation	$723,977

Cboe VEST S&P 500® DIVIDEND ARISTOCRATS TARGET INCOME FUND
SCHEDULE OF INVESTMENTS
JANUARY 31, 2019 (unaudited)

	Shares	Fair Value

COMMON STOCKS(A) - 99.76%

BEVERAGES - 3.50%
Brown-Forman Corp. - Class B	16,307	$770,506
The Coca-Cola Co.	15,596	750,635

		1,521,141

CONSUMER DISCRETIONARY - 10.49%
Genuine Parts Co.	7,785	777,099
Leggett & Platt, Inc.	18,777	769,106
Lowe’s Companies, Inc.	8,102	779,088
McDonald’s Corp.	3,970	709,757
Target Corp.	10,533	768,909
VF Corp.	8,924	751,133

		4,555,092

ENERGY - 3.49%
Apergy Corp. *	1	17
Chevron Corp.	6,552	751,187
Exxon Mobil Corp.	10,417	763,358

		1,514,562

FINANCIAL - 11.97%
AFLAC Inc.	15,714	749,558
Chubb LTD	5,617	747,342
Cincinnati Financial Corp.	9,400	762,528
Franklin Resources, Inc.	23,740	702,941
People’s United Financial, Inc.	45,352	742,866
S&P Global Inc.	3,944	755,868
T. Rowe Price Group, Inc.	7,924	740,577

		5,201,680

FOOD & STAPLE RETAILING - 12.11%
Archer-Daniels-Midland Co.	17,032	764,737
Hormel Foods Corp.	17,888	757,020
McCormick & Company, Inc.	5,981	739,491
The Procter & Gamble Co.	7,887	760,859
SYSCO Corp.	11,895	759,496
Walgreens Boots Alliance, Inc.	10,429	753,600
Walmart Inc.	7,562	724,666

		5,259,869

HEALTH CARE - 10.43%
Abbott Laboratories	10,496	765,998
AbbVie Inc.	8,661	695,392
Becton, Dickinson and Co.	3,090	770,831
Cardinal Health, Inc.	15,329	765,990
Johnson & Johnson	5,855	779,183
Medtronic PLC	8,527	753,701

		4,531,095

HOUSEHOLD PRODUCTS - 6.96%
The Clorox Co.	4,986	739,823
Colgate-Palmolive Co.	11,958	773,443
Kimberly-Clark Corp.	6,674	743,350
PepsiCo, Inc.	6,792	765,255

		3,021,871

INDUSTRIAL - 23.04%
3M Co.	3,863	773,759
A.O. Smith Corp.	16,029	767,148
Caterpillar Inc.	5,604	746,229
Cintas Corp.	4,075	764,103
Dover Corp.	9,393	824,987
Emerson Electric Co.	11,798	772,415
General Dynamics Corp.	4,354	745,274
Illinois Tool Works Inc.	5,681	780,058
Pentair PLC	18,383	757,196
Roper Technologies, Inc.	2,669	756,021
Stanley Black & Decker, Inc.	6,290	795,308
United Technologies Corp.	6,436	759,898
W.W. Grainger, Inc.	2,599	767,719

		10,010,115

Cboe VEST S&P 500® DIVIDEND ARISTOCRATS TARGET INCOME FUND
SCHEDULE OF INVESTMENTS
JANUARY 31, 2019 (unaudited)

	Shares	Fair Value

INFORMATION TECHNOLOGY - 1.78%
Automatic Data Processing, Inc.	5,520	$771,917

MATERIALS - 10.81%
Air Products & Chemicals, Inc.	4,753	781,346
Ecolab Inc.	4,896	774,400
Linde PLC	4,726	770,385
Nucor Corp.	13,078	800,897
PPG Industries, Inc.	7,276	767,181
The Sherwin-Williams Co.	1,906	803,417

		4,697,626

REAL ESTATE - 1.79%
Federal Realty Investment Trust	5,871	778,318

TELECOMMUNICATION SERVICES - 1.68%
AT&T Inc.	24,306	730,638

UTILITIES - 1.71%
Consolidated Edison, Inc.	9,577	743,654

TOTAL COMMON STOCKS - 99.76%		43,337,578

MONEY MARKET FUND - 1.04%
Federated Treasury Obligations Fund, 2.28% **	452,122	452,122

TOTAL INVESTMENTS - 100.80%		43,789,700
Liabilities in excess of other assets - (0.80)%		(345,458)

NET ASSETS - 100.00%		$43,444,242

* Non-income producing
** Effective 7 day yield as of January 31, 2019
(A) All or a portion of securities are held as collateral for options written

OPTIONS WRITTEN - (0.09)%

	Number
	of	Notional	Exercise	Expiration
Description	Contracts	Amount	Price	Date	Value

CALL OPTIONS - (0.09)%
3M Co.	3	$(60,090)	$195.00	02/01/19	$(1,665)
Abbott Laboratories	7	$(51,086)	71.00	02/01/19	(1,302)
AbbVie Inc.	6	$(48,174)	81.00	02/01/19	(114)
Archer-Daniels-Midland Co.	10	$(44,900)	44.00	02/01/19	(1,030)
AT&T Inc.	18	$(54,108)	30.50	02/01/19	(36)
Automatic Data Processing, Inc.	4	$(55,936)	136.00	02/01/19	(1,560)
Becton, Dickinson and Co.	2	$(49,892)	242.50	02/01/19	(1,330)
Cardinal Health, Inc.	10	$(49,970)	49.50	02/01/19	(950)
Chevron Corp.	4	$(45,860)	113.00	02/01/19	(960)
The Clorox Co.	3	$(44,514)	148.00	02/01/19	(270)
The Coca-Cola Co.	12	$(57,756)	47.50	02/01/19	(780)
Colgate-Palmolive Co.	8	$(51,744)	62.00	02/01/19	(2,128)
Ecolab Inc.	4	$(63,268)	155.00	02/01/19	(1,692)
Emerson Electric Co.	8	$(52,376)	64.00	02/01/19	(1,160)
Exxon Mobile Corp.	7	$(51,296)	71.50	02/01/19	(1,519)
General Dynamics Corp.	3	$(51,351)	170.00	02/01/19	(504)
Genuine Parts Co.	5	$(49,910)	97.00	02/01/19	(1,300)
Hormel Foods Corp.	12	$(50,784)	41.50	02/01/19	(864)
Johnson & Johnson	4	$(53,232)	128.00	02/01/19	(2,360)
Lowe’s Companies, Inc.	5	$(48,080)	93.50	02/01/19	(1,395)
McDonald’s Corp.	3	$(53,634)	185.00	02/01/19	(21)
Medtronic PLC	6	$(53,034)	87.00	02/01/19	(1,002)
Nucor Corp.	10	$(61,240)	58.00	02/01/19	(3,350)
PepsiCo, Inc.	5	$(56,335)	109.00	02/01/19	(1,835)
The Procter & Gamble Co.	6	$(57,882)	93.50	02/01/19	(1,794)
S&P Global Inc.	3	$(57,495)	190.00	02/01/19	(570)
The Sherwin-William Co.	1	$(42,152)	392.50	02/01/19	(2,930)
Stanley Black & Decker, Inc.	5	$(63,220)	120.00	02/01/19	(2,800)
SYSCO Corp.	8	$(51,080)	62.00	02/01/19	(1,240)
Target Corp.	7	$(51,100)	72.50	02/01/19	(525)
VF Corp.	7	$(58,919)	83.50	02/01/19	(616)
W.W. Grainger, Inc.	2	$(59,078)	292.50	02/01/19	(720)
Walgreens Boots Alliance, Inc.	7	$(50,582)	72.00	02/01/19	(455)
Walmart Inc.	5	$(47,915)	97.00	02/01/19	(200)

TOTAL CALL OPTIONS WRITTEN					(40,977)

TOTAL OPTIONS WRITTEN - (0.09)%					$(40,977)

Cboe VEST S&P 500® DIVIDEND ARISTOCRATS TARGET INCOME FUND
SCHEDULE OF INVESTMENTS
JANUARY 31, 2019 (unaudited)

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2019:

	Level 1	Level 2	Level 3

		Other	Significant
		Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total

COMMON STOCKS	$43,337,578	$-	$-	$43,337,578
MONEY MARKET FUNDS	452,122	-	-	452,122

TOTAL INVESTMENTS	$43,789,700	$-	$-	$43,789,700

OPTIONS WRITTEN	$(40,977)	$-	$-	$(40,977)

The Fund held no Level 3 securities at any time during the period. There were no transfers into or out of Levels 1 and 2 during the period ended January 31, 2019.

At January 31, 2019 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $42,242,460 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$2,252,937
Gross unrealized depreciation	(705,697)

Net unrealized appreciation	$1,547,240

Cboe VEST S&P 500® ENHANCE AND BUFFER FUND
SCHEDULE OF INVESTMENTS
JANUARY 31, 2019 (unaudited)

	Shares	Fair Value

MONEY MARKET FUND - 43.30%
Federated Treasury Obligations Fund, 2.18%*	2,636,671	$2,636,671

U.S. GOVERNMENT SECURITIES - 16.82%
MATURES IN 0-5 YEARS:
U.S. Treasury Bill, Matures 9/12/2019	1,040,000	1,024,120

PURCHASED OPTIONS - 17.07%

	Number
	of	Notional	Exercise	Expiration
Description	Contracts	Amount	Price	Date	Value

CALL OPTIONS - 17.06%
SPDR S&P 500 ETF Trust	234	$6,316,362	$250.50	02/01/19	442,143
SPDR S&P 500 ETF Trust	234	$6,316,362	258.00	12/20/19	596,700

TOTAL CALL OPTIONS PURCHASED					1,038,843

PUT OPTIONS - 0.01%
SPDR S&P 500 ETF Trust	458	$12,362,794	$125.00	02/01/19	229
SPDR S&P 500 ETF Trust	234	$6,316,362	250.50	02/01/19	117
SPDR S&P 500 ETF Trust	10	$269,930	150.00	02/01/19	5

TOTAL PUT OPTIONS PURCHASED					351

TOTAL PURCHASED OPTIONS - 17.07%					1,039,194

TOTAL INVESTMENTS - 77.19%					4,699,985
Other assets, net of liabilities - 22.81%					1,388,812

NET ASSETS - 100.00%					$6,088,797

* Effective 7 day yield as of January 31, 2019

OPTIONS WRITTEN - (14.15)%

	Number
	of	Notional	Exercise	Expiration
Description	Contracts	Amount	Price	Date	Value

CALL OPTIONS - (9.53)%
SPDR S&P 500 ETF Trust	468	$(12,632,724)	$257.00	02/01/19	$(580,320)

TOTAL CALL OPTIONS WRITTEN					(580,320)

PUT OPTIONS - (4.62)%
SPDR S&P 500 ETF Trust	468	$(12,632,724)	$241.50	02/01/19	(234)
SPDR S&P 500 ETF Trust	234	$(6,316,362)	258.00	12/20/19	(281,268)

TOTAL PUT OPTIONS WRITTEN					(281,502)

TOTAL OPTIONS WRITTEN - (14.15)%					$(861,822)

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

		Other	Significant
	Quoted Prices	Observable Inputs	Inputs	Total

MONEY MARKET FUNDS	$2,636,671	$-	$-	$2,636,671
U.S. GOVERNMENT SECURITIES	1,024,120	-	-	1,024,120
PURCHASED OPTIONS	1,039,194	-	-	1,039,194

TOTAL INVESTMENTS	$4,699,985	$-	$-	$4,699,985

OPTIONS WRITTEN	$(861,822)	$-	$-	$(861,822)

The Fund held no Level 3 securities at any time during the period. There were no transfers into or out of Levels 1 and 2 during the period ended January 31, 2019.

At January 31, 2019 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $4,424,452 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$429,837
Gross unrealized depreciation	(154,304)

Net unrealized appreciation	$275,533

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as conducted within 90 days of the filing of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s most recent fiscal quarter that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

  Exhibit No. Description of Exhibit

99.1	Certification of Principal Executive Officer

99.2	Certification of Principal Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) World Funds Trust

By:	/s/ David A. Bogaert David A. Bogaert Principal Executive Officer

Date:	March 26, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ David A. Bogaert David A. Bogaert Principal Executive Officer

Date:	March 26, 2019

By:	/s/ Karen Shupe Karen Shupe Principal Financial Officer

Date:	March 26, 2019